Basis of Presentation	12 Months Ended
Dec. 31, 2021
Basis of Presentation [abstract]
Basis of Presentation

3.   BASIS OF PRESENTATION

Statement of Compliance

These consolidated financial statements (“financial statements”) have been prepared by management of the Company in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”) effective as of December 31, 2021.

Certain comparative figures have been reclassified to conform to the presentation adopted for the year ended December 31, 2021.

On March 23, 2022, the Company's Board of Directors approved these financial statements for issuance.

Basis of Measurement

These financial statements have been prepared on a historical cost basis, except for those assets and liabilities that are measured at fair value (Note 28) at the end of each reporting period.